Unaudited Condensed Consolidated Statements of Cash Flows In Thousands, unless otherwise specified	6 Months Ended
	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Sep. 30, 2011 CNY
Cash flows from operating activities:
Net cash provided by operating activities	$ 44,457	279,406	152,707
Cash flows from investing activities:
Purchase of property, plant and equipment	(14,104)	(88,642)	(9,764)
Purchase of intangible assets			(80,188)
Proceeds from disposal of property, plant and equipment	35	218	269
Net cash used in investing activities	(14,069)	(88,424)	(89,683)
Cash flows from financing activities:
Repayments of bank loan	(7,160)	(45,000)	(45,000)
Proceeds from bank loan	7,956	50,000	45,000
Payments for repurchase of shares	(11,679)	(73,400)	(36,783)
Proceeds from issuance of convertible notes	65,601	412,292
Payments for debt issuance costs	(562)	(3,532)
Net cash (used in)/provided by financing activities	54,156	340,360	(36,783)
Effect of foreign currency exchange rate change on cash and cash equivalents	(182)	(1,146)	(1,930)
Net increase in cash and cash equivalents	84,362	530,196	24,311
Cash and cash equivalents at beginning of period	126,386	794,311	611,387
Cash and cash equivalents at end of period	210,748	1,324,507	635,698
Non-cash financing activities:
Payables for debt issuance costs	1,705	10,717
Supplemental disclosures of cash flow information:
Cash paid for income taxes	2,769	17,404	15,231
Cash paid for interest	$ 271	1,703	1,650